Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Specific reserves on impaired loans	$ 366		$ 275
Amount of related allowance included in general reserves	3,549		6,403
General/specific reserve allocation	113,494		106,829		$ 114,591
Gross loans subject to general/specific reserve	10,950,608		9,823,270
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	37,796		47,347		62,763
Gross loans subject to general/specific reserve	5,658,827
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	19,838		6,680		6,742
Gross loans subject to general/specific reserve	1,110,411
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	1,080		990		1,695
Gross loans subject to general/specific reserve	473,069
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	6,023		5,781		5,592
Gross loans subject to general/specific reserve	118,497
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	2,535		2,946		3,077
Gross loans subject to general/specific reserve	104,568
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	6,925		5,304		4,248
Gross loans subject to general/specific reserve	1,124,289
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	8,588		8,960		7,548
Gross loans subject to general/specific reserve	1,093,639
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	28,008		24,980		16,527
Gross loans subject to general/specific reserve	978,589
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	813		902		928
Gross loans subject to general/specific reserve	149,717
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	1,888		2,939		$ 3,227
Gross loans subject to general/specific reserve	139,002
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	113,128		106,554
Gross loans subject to general/specific reserve	$ 9,784,140	[1]	$ 8,963,453	[2]
Ratio	1.20%		1.20%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 37,536		$ 47,073
Gross loans subject to general/specific reserve	$ 5,585,912		$ 5,595,752
Ratio	0.70%		0.80%
Loans Collectively Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 19,838		$ 6,680
Gross loans subject to general/specific reserve	$ 498,450		$ 124,679
Ratio	4.00%		5.40%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 1,080		$ 990
Gross loans subject to general/specific reserve	$ 229,298		$ 205,692
Ratio	0.50%		0.50%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 6,022		$ 5,781
Gross loans subject to general/specific reserve	$ 90,850		$ 72,602
Ratio	6.60%		8.00%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 2,535		$ 2,946
Gross loans subject to general/specific reserve	$ 92,828		$ 93,103
Ratio	2.70%		3.20%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 6,911		$ 5,304
Gross loans subject to general/specific reserve	$ 1,091,974		$ 1,062,194
Ratio	0.60%		0.50%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 8,497		$ 8,960
Gross loans subject to general/specific reserve	$ 957,380		$ 844,691
Ratio	0.90%		1.10%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 28,008		$ 24,980
Gross loans subject to general/specific reserve	$ 966,930		$ 643,577
Ratio	2.90%		3.90%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 813		$ 902
Gross loans subject to general/specific reserve	$ 133,203		$ 126,594
Ratio	0.60%		0.70%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 1,888		$ 2,938
Gross loans subject to general/specific reserve	$ 137,315		$ 194,569
Ratio	1.40%		1.50%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 366		$ 275
Gross loans subject to general/specific reserve	$ 34,271	[1]	$ 85,513	[2]
Ratio	1.10%		0.30%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 260		$ 275
Gross loans subject to general/specific reserve	$ 19,629		$ 51,718
Ratio	1.30%		0.50%
Loans Individually Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 0		$ 5,441
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 330		$ 0
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 2		$ 0
Gross loans subject to general/specific reserve	$ 850		$ 2,198
Ratio	0.20%		0.00%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 558		$ 10,824
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 13		$ 0
Gross loans subject to general/specific reserve	$ 1,505		$ 5,348
Ratio	0.90%		0.00%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 91		$ 0
Gross loans subject to general/specific reserve	$ 11,157		$ 8,826
Ratio	0.80%		0.00%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 0		$ 0
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 239		$ 1,072
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 0		$ 0
Gross loans subject to general/specific reserve	$ 3		$ 86
Ratio	0.00%		0.00%

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans
[2]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans